Retirement Plans and Other Retiree Benefits - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Bonds	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Curtailment, decrease in pension liability and actuarial loss	$ 10,300,000
Average remaining life expectancy of plan participants	20 years
Amendment description of plan		In the first quarter of 2015, we amended the defined benefit retirement plan to cease the accrual of additional benefits for the remaining active participants effective March 31, 2015, resulting in a curtailment of $10.3 million that decreased both the pension liability and the actuarial loss recorded in accumulated other comprehensive loss. As a result of the curtailment, all of the plan’s participants are now considered inactive. Accordingly, all amounts recorded in accumulated other comprehensive loss are being recognized as an increase to net periodic benefit cost over the average remaining life expectancy of plan participants, which is approximately 20 years, beginning in the second quarter of 2015. Also, as a result of the plan amendment, we recognized in our condensed consolidated statements of income $0.6 million of prior service credits that were previously recorded in accumulated other comprehensive loss.
Effect on prior service credits by plan amendment	$ 600,000
Target allocation		100.00%	100.00%
Assumed health care cost trend rate		7.50%	7.50%
Assumed decrease in health care cost trend rate		4.50%
Effect of one percent increase in health care cost trend rate on other postretirement benefit obligation		$ 9,700,000
Effect of one percent decrease in health care cost trend rate on other postretirement benefit obligation		8,200,000
Effect of one percent increase in health care cost trend rate on service and interest cost components		500,000
Effect of one percent decrease in health care cost trend rate on service and interest cost components		400,000
Recognized compensation expense		$ 6,800,000	$ 9,200,000	$ 5,400,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		49.00%	47.00%
Equity Securities [Member] | U S Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		33.00%
Equity Securities [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		16.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		36.00%	38.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		15.00%	15.00%
Other Securities [Member] | Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		5.00%
Other Securities [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		10.00%
Fixed Income Securities [Member] | Short Duration Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of investments | Bonds		2
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit retirement plan		$ 16,435,000	$ 25,873,000
Estimated contributions to plan in next fiscal year		0
Accrued benefit costs		(109,004,000)	(151,593,000)
Accrued benefit costs included in other current liabilities		600,000	600,000
Accrued benefit costs included in other long-term liabilities		108,400,000	151,000,000
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined benefit retirement plan		2,998,000	3,385,000
Estimated contributions to plan in next fiscal year		4,300,000
Accrued benefit costs		(90,583,000)	(116,086,000)
Accrued benefit costs included in other current liabilities		4,300,000	5,200,000
Accrued benefit costs included in other long-term liabilities		$ 86,300,000	$ 110,900,000